S000006698 [Member] Investment Strategy - Loomis Sayles Global Allocation Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts (“REITs”) and/or real estate-related securities and other equity-like interests in an issuer. The Fund generally invests in equity securities of issuers with a minimum market capitalization of $1 billion at the time of investment. Fixed-income securities purchased by the Fund may include bonds and other debt obligation of U.S. and foreign issuers, including but not limited to corporations, governments and supranational entities. The Fund may invest in fixed-income securities regardless of market capitalization, maturity or duration parameters. The Fund will invest a significant portion of its assets outside the U.S., including securities of issuers located in emerging market countries. There are various ways the Adviser determines how an investment is economically tied to a country or region. Typically, the Adviser will look at either the countries of risk or countries of issuance and report based on either method.
The portfolio managers reallocate the Fund’s assets between equity and fixed-income securities based on their assessment of current market conditions, the attractiveness of individual securities and the relative opportunities within each asset class, among other factors. In deciding which equity securities to buy and sell, the Adviser generally looks to purchase quality companies at attractive valuations with the potential to grow intrinsic value over time. The Adviser uses discounted cash flow analysis, among other methods of analysis, to determine a company’s intrinsic value. In deciding which fixed-income securities to buy and sell, the Adviser generally looks for securities that it believes are undervalued and have the potential for credit upgrades, which may include securities that are below investment grade (also known as “junk bonds”).
In assessing both risks and opportunities related to the Fund’s investments, the Adviser seeks to take into account the factors that may influence an investment’s performance over time. This includes material environmental, social, and governance (“ESG”) risks and opportunities (those which could cause a material impact on the value of an investment).
In integrating risks and opportunities into its investment process, the Adviser takes into account ESG factors that it deems may be material to an investment, such as carbon intensity, renewable energy usage from low carbon sources, workplace diversity, and board composition, at all stages of the investment management process, including strategy development, investment analysis and due diligence, and portfolio construction (including at the point where the investment team considers investment opportunities), and as part of its ongoing monitoring and risk analysis.
To the extent that the Adviser concludes that there is an ESG risk associated with an investment, the Adviser assesses the probability and potential impact of that ESG risk against the potential pecuniary advantage to the Fund of making the investment. If the Adviser believes the potential pecuniary advantage outweighs the actual or potential impact of the ESG risk, then the Adviser may still make the investment.
The Fund may also invest in foreign currencies, collateralized mortgage obligations, collateralized loan obligations, zero-coupon securities, when-issued securities, REITs, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private equity investments, mortgage-related securities, convertible securities and structured notes. The Fund may also engage in active and frequent trading of securities and engage in options or foreign currency transactions (such as forward currency contracts) for hedging and investment purposes and futures transactions and swap transactions (including credit default swaps). Frequent trading may produce high transaction costs and a high level of taxable capital gains, including short-term capital gains taxable as ordinary income, which may lower the Fund’s return. The Adviser may hedge currency risk for the Fund (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.